Investments in affiliates (Tables)	12 Months Ended
Dec. 31, 2020
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Investments in affiliates
	December 31,
	2020	2019
Balance Sheet:	US$’000	US$’000

Current assets	44,918	41,614

Non-current assets	15,258	15,666

Total assets	60,176	57,280

Total liabilities	(30,889)	(31,108)

Total shareholders’ equity	29,287	26,172

	Year ended December 31,
	2020	2019
Operating results:	US$’000	US$’000

Net sales	43,933	40,348

Operating income	2,214	677

Net income	1,946	704